Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Principal accounting policies
Schedule of movement in allowance for credit losses

	Accounts receivable (Note)
	For the years ended December 31,
	2023			2024
	Discontinued	Continuing		Discontinued	Continuing
	operations	operations	Total	operations	operations	Total

Balance at the beginning of year	35,480	1,735	37,215	27,729	1,434	29,163
(Reversal)/provision for the year	(966)	(465)	(1,431)	(26,695)	1,956	(24,739)
Accounts receivable written off	(6,087)	164	(5,923)	(1,025)	(756)	(1,781)
Exchange differences	(698)	—	(698)	(9)	(1)	(10)
Balance at the end of year	27,729	1,434	29,163	—	2,633	2,633

Note:

Allowance for credit losses on accounts receivable are estimated by grouping accounts receivable into pools based on relevant credit risk characteristics of the debtors. Accounts receivable relating to debtors with known financial difficulties or significant doubt on collection of receivables are assessed individually for specific provision for impairment allowance. As of December 31, 2023 and 2024, the balance of specific provision for credit losses in respect of these individually assessed receivables was US$15,092 (out of which US$959 was related to the continuing operations) and US$283, respectively. Accounts receivable relating to other debtors are assessed collectively for the risk of default, taking into account the nature of the debtor, its geographical location and its ageing category, and applying the expected credit loss rates to the respective gross carrying amounts of accounts receivable. The expected credit loss rates of each pool are determined based on historical loss experience as adjusted with current and forward-looking information such as macroeconomic factors affecting the ability of the debtors to settle the receivables.

	Loans and interest receivable
	For the years ended December 31,
	2023			2024
	Discontinued	Continuing		Discontinued	Continuing
	operations	operations	Total	operations	operations	Total
Balance at the beginning of year	4,043	—	4,043	8,361	23	8,384
Provision/(reversal) for the year	4,463	23	4,486	(8,361)	1,353	(7,008)
Exchange differences	(145)	—	(145)	—	—	—
Balance at the end of year	8,361	23	8,384	—	1,376	1,376

Schedule of investments

	As of December 31,
	2023			2024
	Discontinued	Continuing
	operations	operations	Total
Short-term investments under current assets
Fund investments (Note (i))	3,784	—	3,784	5,846
Listed equity securities (Note (ii))	—	403	403	313
Wealth management products (Note (iii))	—	1,536	1,536	414
	3,784	1,939	5,723	6,573

Other long-term investments under non-current assets
Available-for-sale debt investments (Note (iv))	—	3,179	3,179	—
Equity investments (Note 2(m))	—	—	—	—
	—	3,179	3,179	—

Schedule of estimated useful lives of property and equipment

Leasehold improvements	Over the shorter of lease term or 2 – 5 years
Furniture and fixtures	2 – 5 years
Office equipment	3 – 5 years
Motor Vehicles	3 – 5 years

Schedule of estimated useful lives of finite lived intangible assets

Computer software and systems	2 – 5 years
Developed technologies	5 years
Customer relationship	4 – 5 years
Brand name	4 years
Contract backlog	3 years
Advertising contract	30 years

Schedule of revenue recognized from contracts with customers disaggregated by the four types of pricing models

	For the years ended December 31,
	2022			2023			2024
	Discontinued	Continuing		Discontinued	Continuing		Continuing
	operations	operations	Total	operations	operations	Total	operations
Recognized over time
- Sales agent	—	2,549	2,549	—	1,818	1,818	1,201
- Cost-plus	3,832	5,077	8,909	2,142	2,619	4,761	2,886
- SaaS products and services	51,005	11,202	62,207	37,716	8,144	45,860	8,695
	54,837	18,828	73,665	39,858	12,581	52,439	12,782

Recognized at point in time
- Specified actions	67,672	26,826	94,498	57,303	22,599	79,902	19,441
- SaaS products and services	—	917	917	5	871	876	583

Total	122,509	46,571	169,080	97,166	36,051	133,217	32,806